Leases - Operating and Finance Lease Balance Sheet Location (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($) lease
Operating leases
Other assets	$ 46	$ 46
Accounts payable and other current liabilities	(8)	(8)
Other liabilities	(38)	(38)
Finance leases
Current installments of finance leases	(24)	(24)
Finance leases	$ (413)	$ (413)
TEP | Springerville Common Facilities
Finance leases
Number of leases | lease		2
Purchase of undivided interest	32.20%	32.20%
Purchase of undivided interest		$ 88
TEP | Gila River Unit 2
Finance leases
Purchase of undivided interest	$ 212
Regulatory assets
Finance leases
Finance lease assets	116	116
PPE, net
Finance leases
Finance lease assets	$ 308	$ 308